Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Ms. Sweet(1)	Compensation Actually Paid to Ms. Sweet(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Company-Selected Measure (Operating Income)(7) (in thousands)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$31,550,906	$28,942,633	$9,672,559	$9,633,011	$141	$148	$7,003,530	$9,873,035
2022	$33,701,108	$28,901,232	$11,074,958	$9,061,110	$123	$111	$6,988,960	$9,367,181
2021	$23,085,391	$37,443,329	$9,169,307	$17,503,467	$142	$129	$5,990,545	$7,621,529

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote	(1) The dollar amounts reported are the amounts reported in the “Total” column of our Summary Compensation Table for Ms. Sweet.
Peer Group Issuers, Footnote	(6) The peer group used for this purpose is the S&P 500 Information Technology Sector Index.
PEO Total Compensation Amount	$ 31,550,906	$ 33,701,108	$ 23,085,391
PEO Actually Paid Compensation Amount	$ 28,942,633	28,901,232	37,443,329
Adjustment To PEO Compensation, Footnote
(2)    The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Ms. Sweet	Minus: Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Compensation Actually Paid to Ms. Sweet
2023	$31,550,906	$26,075,827	$23,467,554	$28,942,633
2022	$33,701,108	$25,490,513	$20,690,637	$28,901,232
2021	$23,085,391	$15,943,246	$30,301,184	$37,443,329
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$23,058,480	($985,468)	$3,545,266	($2,150,724)	$23,467,554
2022	$15,376,508	$1,834,332	$2,559,726	$920,071	$20,690,637
2021	$19,433,928	$10,159,051	$814,091	($105,886)	$30,301,184
The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. For performance-based awards, fair values were calculated based on the probable outcome of the performance conditions as of the relevant valuation date. With respect to the portion of key executive performance awards for which operating income targets had not yet been established, we have assumed target performance.

Non-PEO NEO Average Total Compensation Amount	$ 9,672,559	11,074,958	9,169,307
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,633,011	9,061,110	17,503,467
Adjustment to Non-PEO NEO Compensation Footnote
(4)    The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs listed in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to the average Summary Compensation Table total compensation for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Minus: Average Reported Value of Equity Awards(a)	Plus: Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Other NEOs
2023	$9,672,559	$6,932,532	$6,892,984	$9,633,011
2022	$11,074,958	$7,676,749	$5,662,900	$9,061,110
2021	$9,169,307	$5,234,486	$13,568,646	$17,503,467
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Average Year End Fair Value of Equity Awards Granted During Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2023	$5,745,655	$421,987	$1,270,366	($545,024)	$6,892,984
2022	$4,328,897	$54,433	$1,111,234	$168,336	$5,662,900
2021	$4,782,247	$3,714,350	$1,433,820	$3,638,230	$13,568,646
The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. For performance-based awards, fair values were calculated based on the probable outcome of the performance conditions as of the relevant valuation date. With respect to the portion of key executive performance awards for which operating income targets had not yet been established, we have assumed target performance.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid (CAP) Versus TSR
¡

Compensation Actually Paid vs. Net Income

Compensation Actually Paid (CAP) Versus Net Income
¡

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid (CAP) Versus Operating Income(1)
¡

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to create 360° value for all. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Operating income
•Relative total shareholder return
•Earnings per share

Total Shareholder Return Amount	$ 141	123	142
Peer Group Total Shareholder Return Amount	148	111	129
Net Income (Loss)	$ 7,003,530,000	$ 6,988,960,000	$ 5,990,545,000
Company Selected Measure Amount	9,873,035,000	9,367,181,000	7,621,529,000
PEO Name	Ms. Sweet	Ms. Sweet	Ms. Sweet
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income
Non-GAAP Measure Description
(7)    Operating income is the most heavily weighted performance measure under the Key Executive Performance Share Program, which is intended to be the most significant element of our named executive officers’ compensation over time, as described in greater detail in “Executive Compensation – Compensation Discussion and Analysis.” In accordance with the terms of such program, operating income for fiscal year 2023 was adjusted for purposes of the Key Executive Performance Share Program and is calculated and shown here as GAAP operating income excluding the impact of business optimization initiatives. The Compensation, Culture & People Committee did not make any adjustments to GAAP operating income under the Key Executive Performance Share Program for fiscal years 2021 and 2022 and GAAP operating income is shown in this column for such years. See “Reconciliation of GAAP Measures to Non-GAAP Measures.”

Measure:: 2
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per share
PEOMinusReportedValueOfEquityAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,075,827	$ 25,490,513	$ 15,943,246
PEOPlusEquityAwardAdjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,467,554	20,690,637	30,301,184
PEOYearEndFairValueOfEquityAwardsGrantedDuringYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,058,480	15,376,508	19,433,928
PEOYearOverYearChangeInFairValueOfOutstandingAndUnvestedEquityAwardsAsOfYearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(985,468)	1,834,332	10,159,051
PEOFairValueAsOfVestingDateOfEquityAwardsGrantedAndVestedInTheYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,545,266	2,559,726	814,091
PEOChangeInFairValueFromPriorYearEndToVestingDateOfEquityAwardsGrantedInPriorYearsThatVestedInTheYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,150,724)	920,071	(105,886)
PEOTotalEquityAwardAdjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,467,554	20,690,637	30,301,184
NonNEOPEOMinusAverageReportedValueOfEquityAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,932,532	7,676,749	5,234,486
NonNEOPEOPlusAverageEquityAwardAdjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,892,984	5,662,900	13,568,646
NonNEOPEOAverageYearEndFairValueOfEquityAwardsGrantedDuringYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,745,655	4,328,897	4,782,247
NonNEOPEOYearOverYearChangeInFairValueOfOutstandingAndUnvestedEquityAwardsAsOfYearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,987	54,433	3,714,350
NonNEOPEOAverageFairValueAsOfVestingDateOfEquityAwardsGrantedAndVestedInTheYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,270,366	1,111,234	1,433,820
NonNEOPEOAverageChangeInFairValueFromPriorYearEndToVestingDateOfEquityAwardsGrantedInPriorYearsThatVestedInTheYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(545,024)	168,336	3,638,230
NonNEOPEOTotalAverageEquityAwardAdjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,892,984	$ 5,662,900	$ 13,568,646